Share-Based Payments - Summary of Number of Options Outstanding (Detail) Unit_pure in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about options outstanding [line items]
Options outstanding at the end of December	127.3
Brazil [Member] | Ambev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	141.8	141.3	135.2
Options issued during the year		24.6	19.9
Options exercised during the year	(5.7)	(7.8)	(10.0)
Options forfeited during the year	(8.8)	(16.3)	(3.8)
Options outstanding at the end of December	127.3	141.8	141.3
AB inBev [member]
Disclosure of information about options outstanding [line items]
Options outstanding at 1 January	88.7	92.6	93.0
Options issued during the year	38.1	13.8	5.2
Options exercised during the year	(3.9)	(10.7)	(1.7)
Options forfeited during the year	(9.0)	(7.0)	(4.0)
Options outstanding at the end of December	113.3	88.7	92.6